Supplement to Prospectus Dated May 1, 2000
                       Supplement dated September 25, 2000

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus please contact American Skandia at 1-800-SKANDIA.

                            A. PROPOSED SUBSTITUTION

American Skandia has filed an application with the Securities and Exchange Commission ("SEC") to substitute the following "Replaced Portfolio/Sub-account" with the "Substitute Portfolio/Sub-account":

--------------------------------------------------------- ---------- ---------------------------------------------------------------
             REPLACED PORTFOLIO/SUB-ACCOUNT                                         SUBSTITUTE PORTFOLIO/SUB-ACCOUNT

--------------------------------------------------------- ---------- ---------------------------------------------------------------
Alger American Growth portfolio of The Alger American Fund/AA            AST Alger Growth portfolio of American Skandia Trust/AST
Growth Sub-account                                                       Alger Growth Sub-account
--------------------------------------------------------------- -------- -----------------------------------------------------------
--------------------------------------------------------------- -------- -----------------------------------------------------------
Alger American MidCap Growth portfolio of The Alger American             AST Alger Mid-Cap Growth portfolio of American Skandia
Fund/AA MidCap Growth Sub-account                                        Trust/AST Alger Mid-Cap Growth Sub-account
--------------------------------------------------------------- -------- -----------------------------------------------------------

As part of the Substitution, American Skandia is seeking permission to allow transfers from the Replaced Portfolios/Sub-accounts to any other investment options available under the Annuity for a period beginning from the date of this Supplement without the imposition of any transfer fee. Additionally, American Skandia Life Assurance Corporation will not exercise any rights reserved under the Annuity to impose additional restrictions on transfers until at least 30 days after the Substitutions. Under the proposed substitution, any such transfers would not count in determining whether the maximum number of free transfers has been exceeded. Furthermore, under the proposed substitution, the transfer of Account Value from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account would likewise not be subject to a transfer fee nor count in determining whether the maximum number of free transfers have been exceeded. The proposed substitution will not affect your rights or our obligations under the Annuity. American Skandia will bear any expenses in connection with the proposed substitution.

Contract Owners with Account Value allocated to a Replaced Portfolio/Sub-account may remain in the Sub-account until the earliest to occur of: (1) the date they transfer Account Value out of the Replaced Portfolio/Sub-account; or (2) the date the proposed substitution is completed. On or after the date of the substitution, the Replaced Portfolio/Sub-account will no longer exist. Contract Owners will no longer be able to allocate Account Value to the Replaced Portfolio/Sub-account after the substitution date.

                     B. INVESTMENT OBJECTIVES AND POLICIES

The investment objective (in italics) and a short, summary description of the key policies for each of the Substitute Portfolios follows. The AST Alger Growth and AST Alger Mid-Cap Growth portfolios of American Skandia Trust are not currently available; however, they will be available at the time the Substitution is effective.

------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                         PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                       ADVISOR/
       TYPE                                                                                             SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                  AST  Alger  Growth:   seeks  long-term  capital  growth.   The                            Fred Alger
                  Portfolio  invests  primarily  in equity  securities,  such as                         Management, Inc.
                  common or preferred stocks,  that are listed on U.S. exchanges or in  the  over-the-counter  market.  The  Portfolio  invests primarily  in  growth  stocks  of "high  unit  volume  growth"
                  companies  (vital,  creative  companies  that  offer  goods or services to a rapidly  expanding  marketplace)  and  "positive
LARGE CAP         life cycle change" companies  (companies  experiencing a major
 GROWTH           change that is expected to produce advantageous  results). The
                  Portfolio  focuses on growing  companies  that  generally have broad product lines, markets, financial resources and depth of management. The Portfolio normally invests at least 65% of its total assets in equity  securities  of companies  that, at the
                  time  of  purchase  of  the  securities,   have  total  market
                  capitalizations  of $1 billion or greater.  The Portfolio also may invest up to 35% of its total assets in equity  securities of companies that, at the time of purchase,  have total market capitalizations of less than $1 billion.
------------------- ------------------------------------------------------------------------------------------------ ---------------
                  AST Alger Mid-Cap Growth:  seeks long-term capital growth. The                          Fred Alger
                  Portfolio  invests  primarily  in equity  securities,  such as                          Management, Inc.
                  common or preferred stocks,  that are listed on U.S. exchanges or in the over-the-counter market. Under normal circumstances,
 MID CAP          the Portfolio  invests  primarily in the equity  securities of
 GROWTH           companies having a market  capitalization  within the range of companies  in the S&P  MidCap  400 Index.  The  Portfolio  may
                  invest up to 35% of its total  assets  in equity  security  of companies  that,  at the time of  purchase,  have total market capitalization  outside  the  range  of  companies  in the S&P
                  MidCap  400 Index and in excess of that  amount (up to 100% of its assets) during temporary defensive periods.
------------------- ------------------------------------------------------------------------------------------------ ---------------

                        C. RYDEX/PROFUNDS 'CUT-OFF' TIMES

The following paragraph replaces the corresponding paragraph under the "Managing Your Account Value" section in your Annuity prospectus:

MAY I AUTHORIZE MY FINANCIAL REPRESENTATIVE TO MANAGE MY ACCOUNT?

We may also establish different "cut-off times" by which we must receive all financial transactions for certain underlying portfolios. Currently, the portfolios of Rydex Variable Trust and ProFund VP are subject to this restriction. Financial transactions involving a Rydex or ProFund VP Sub-account must be received by us no later than one hour prior to any announced closing time of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. For transactions submitted electronically through American Skandia's Internet website (americanskandia.com), the "cut-off" time for financial transactions involving a Rydex or ProFund VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time). If you request a transaction involving the purchase or redemption of Units in one of the Rydex or ProFund VP Sub-accounts after the applicable "cut-off" time, we will deem your request as received by us on the next Valuation Day. You may be required to submit a new request on the following day.

The following paragraph replaces the corresponding paragraph under the "WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?" section in your Annuity prospectus:

Transactions in Rydex and ProFund VP Sub-accounts: Any financial transactions involving the Rydex or ProFund VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. For transactions submitted electronically through American Skandia's Internet website (americanskandia.com), the "cut-off" time for financial transactions involving a Rydex or ProFund VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time). However, the Internet functionality is currently available only to Contract Owners who have authorized their financial representatives to make financial transactions on their behalf. If you request a transaction involving the purchase or redemption of Units in one of the Rydex or ProFund VP Sub-accounts after the applicable "cut-off" time, we will deem your request as received by us on the next Valuation Day. You may be required to submit a new request on the following day.
ASAP / ASAP II / ASXT / ASL / AS Pro / ASI / CH2                       VASUPP900
FUSI AS2 / FUSI XT / FUSI ASL - SUPP. (09/25/2000)